Document and Entity Information	Jul. 01, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 01, 2024
Entity File Number	000-50271
Entity Registrant Name	CERES ORION L.P.
Entity Central Index Key	0001227265
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	22-3644546
Entity Address, Address Line One	c/o Ceres Managed Futures LLC
Entity Address, Address Line Two	1585 Broadway, 29th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	855
Local Phone Number	672-4468
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false